ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2016	2017

Accrued payroll and staff welfare	$12,944	$11,150
Individual income tax withheld	591	593
VAT payable	287	271
Accrued professional fees	3,283	3,303
Accrued advertising fees	596	1,666
Credit card processing charges	551	483
Accrued sales return (1)	1,927	1,236
Other accrued expenses	905	2,025

Total	$21,084	$20,727

(1)

Accrued sales return represents the gross profit effect of estimated sales return at the end of each of the respective years assuming products returned had no value to the Group. Movements during the respective years are as follows:

Schedule of movements in accrued sales return

	As of December 31,
	2016	2017

Balance at January 1	$2,465	$1,927
Allowance for sales return made in the year	12,370	7,929
Utilization of accrued sales return	(12,908)	(8,620)

Balance at December 31	$1,927	$1,236